Vanguard® Mid-Cap Growth Fund
Schedule of Investments (unaudited)
As of January 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.1%)
Communication Services (6.5%)
*	IAC/Inter Active Corp.	498,104	104,577
*	Twitter Inc.	1,106,846	55,929
*	Roku Inc.	106,518	41,439
*	Take-Two Interactive Software Inc.	195,309	39,150
*	Match Group Inc.	262,147	36,664
*	Live Nation Entertainment Inc.	334,691	22,240
	Electronic Arts Inc.	109,856	15,731
*	ZoomInfo Technologies Inc. Class A	203,358	9,763
			325,493
Consumer Discretionary (14.9%)
*	Caesars Entertainment Inc.	1,178,301	82,941
*	Chipotle Mexican Grill Inc. Class A	47,171	69,813
*	Lululemon Athletica Inc.	205,334	67,489
*	Burlington Stores Inc.	266,879	66,426
*	Mattel Inc.	3,555,717	64,430
*	Bright Horizons Family Solutions Inc.	298,848	45,416
	Pool Corp.	91,290	32,333
*	Chewy Inc. Class A	305,260	31,081
*	Ross Stores Inc.	265,626	29,561
	Dollar General Corp.	150,012	29,194
*	Floor & Decor Holdings Inc. Class A	264,518	24,354
*	Magnite Inc.	666,695	23,094
	Advance Auto Parts Inc.	133,974	19,981
*	Planet Fitness Inc. Class A	258,843	18,637
	Darden Restaurants Inc.	153,750	17,972
*	O'Reilly Automotive Inc.	41,156	17,511
*	Carvana Co. Class A	62,366	16,289
	BorgWarner Inc.	338,821	14,227
	Domino's Pizza Inc.	36,465	13,520
*	CarMax Inc.	108,080	12,730
	Aramark	271,343	9,304
	Nordstrom Inc.	253,310	8,980
*	Etsy Inc.	44,584	8,876
*	Meritage Homes Corp.	106,150	8,520
*	Vail Resorts Inc.	29,685	7,895
			740,574
Consumer Staples (1.5%)
*	Freshpet Inc.	216,532	30,165
*	Boston Beer Co. Inc. Class A	27,400	25,123
*	Beyond Meat Inc.	92,730	16,513
			71,801

		Shares	Market Value ($000)
Financials (6.2%)
	MSCI Inc. Class A	154,628	61,124
*	SVB Financial Group	126,636	55,439
	MarketAxess Holdings Inc.	79,478	42,979
	KKR & Co. Inc.	771,699	30,058
	Aon plc Class A	145,128	29,475
	LPL Financial Holdings Inc.	194,884	21,114
	Hamilton Lane Inc. Class A	221,353	16,683
	FactSet Research Systems Inc.	51,480	15,564
	Moody's Corp.	50,033	13,322
	Tradeweb Markets Inc. Class A	211,344	12,848
	Nasdaq Inc.	64,404	8,712
			307,318
Health Care (21.1%)
*	Align Technology Inc.	115,522	60,693
*	Insulet Corp.	220,623	58,946
*	Exact Sciences Corp.	415,655	57,011
*	Veeva Systems Inc. Class A	178,891	49,453
*	IDEXX Laboratories Inc.	89,293	42,743
*	DexCom Inc.	112,093	42,018
*	Moderna Inc.	212,473	36,792
	ResMed Inc.	178,004	35,880
	Royalty Pharma plc Class A	758,590	35,661
*	Incyte Corp.	377,341	33,866
*	Charles River Laboratories International Inc.	117,940	30,552
	West Pharmaceutical Services Inc.	98,650	29,545
*	Horizon Therapeutics plc	402,073	29,142
*	Seagen Inc.	171,806	28,223
*	SmileDirectClub Inc.	1,884,210	25,022
*	Novocure Ltd.	135,470	21,805
	AmerisourceBergen Corp. Class A	209,130	21,791
	Encompass Health Corp.	259,450	20,860
*	Guardant Health Inc.	133,827	20,810
	Teleflex Inc.	48,779	18,420
*	Masimo Corp.	70,590	18,065
	STERIS plc	95,630	17,893
*	Alcon Inc.	242,820	17,413
*	Amedisys Inc.	55,674	15,996
*	Centene Corp.	261,333	15,758
*	Iovance Biotherapeutics Inc.	355,670	15,593
*	ICON plc	75,568	15,402
*	10X Genomics Inc. Class A	87,590	14,991
*	Fate Therapeutics Inc.	155,170	14,063
*	Natera Inc.	128,400	13,693
*	Mettler-Toledo International Inc.	11,412	13,330
*	ABIOMED Inc.	37,458	13,045
*	Sage Therapeutics Inc.	161,660	13,038
	Agilent Technologies Inc.	105,112	12,631
*	Hologic Inc.	154,876	12,348
*	Apellis Pharmaceuticals Inc.	271,870	12,036
*	Mirati Therapeutics Inc.	55,220	11,338
*	Berkeley Lights Inc.	153,250	11,034
*	BioMarin Pharmaceutical Inc.	132,959	11,006
*	Molina Healthcare Inc.	48,763	10,416
*	Bluebird Bio Inc.	217,210	9,677
*	Penumbra Inc.	36,710	9,585
	Humana Inc.	24,843	9,518
	Cooper Cos. Inc.	25,900	9,429

		Shares	Market Value ($000)
*	Ascendis Pharma A/S ADR	59,890	8,993
*	Illumina Inc.	19,046	8,122
*	Edwards Lifesciences Corp.	93,031	7,683
*	ACADIA Pharmaceuticals Inc.	142,709	6,857
*	Abcam plc ADR	171,003	3,955
			1,052,141
Industrials (9.9%)
	Cintas Corp.	128,841	40,987
	TransUnion	401,121	34,914
*	Builders FirstSource Inc.	894,928	34,231
*	CoStar Group Inc.	33,190	29,861
	Pentair plc	523,130	28,490
	Quanta Services Inc.	359,001	25,299
	Verisk Analytics Inc. Class A	135,490	24,862
*	Generac Holdings Inc.	90,400	22,276
	IDEX Corp.	108,770	20,252
*	MasTec Inc.	250,336	19,313
	Knight-Swift Transportation Holdings Inc.	470,730	18,829
*	Axon Enterprise Inc.	112,850	18,526
*	Trex Co. Inc.	198,310	18,199
	Carrier Global Corp.	470,040	18,097
	Rockwell Automation Inc.	68,390	16,997
	Ritchie Bros Auctioneers Inc.	252,900	14,898
	BWX Technologies Inc.	272,388	14,687
	Old Dominion Freight Line Inc.	70,850	13,745
*	FTI Consulting Inc.	116,550	12,817
	JB Hunt Transport Services Inc.	95,053	12,800
	Waste Connections Inc.	126,778	12,489
	Fortune Brands Home & Security Inc.	144,363	12,451
*	Stericycle Inc.	163,168	10,684
	Advanced Drainage Systems Inc.	104,090	8,585
	Hexcel Corp.	188,217	8,218
			492,507
Information Technology (33.6%)
*	Twilio Inc. Class A	319,490	114,834
*	Square Inc. Class A	498,832	107,728
*	RingCentral Inc. Class A	287,810	107,330
	Microchip Technology Inc.	558,224	75,980
*	Paycom Software Inc.	193,470	73,468
	KLA Corp.	228,632	64,033
*	Coupa Software Inc.	203,916	63,187
*	Wix.com Ltd.	252,240	62,316
*	Palo Alto Networks Inc.	166,403	58,366
*	Synopsys Inc.	210,550	53,785
*	Splunk Inc.	317,461	52,391
	Amphenol Corp. Class A	404,580	50,524
*	Okta Inc.	173,739	45,000
	Marvell Technology Group Ltd.	820,489	42,222
	Lam Research Corp.	75,290	36,437
*	Nuance Communications Inc.	745,905	33,969
*	Zendesk Inc.	235,330	33,944
	Global Payments Inc.	180,335	31,833
	Entegris Inc.	315,680	31,060
*	MongoDB Inc.	81,108	29,978
*	GoDaddy Inc. Class A	357,219	28,070
	Monolithic Power Systems Inc.	78,612	27,930
*	DocuSign Inc. Class A	112,570	26,216

		Shares	Market Value ($000)
	Leidos Holdings Inc.	242,177	25,685
*	Advanced Micro Devices Inc.	299,492	25,648
*	Keysight Technologies Inc.	180,470	25,553
*	Five9 Inc.	149,741	24,894
*	Trimble Inc.	371,350	24,476
	Dolby Laboratories Inc. Class A	267,420	23,541
	CDW Corp.	156,395	20,591
*	Cree Inc.	199,511	20,167
*	Dropbox Inc. Class A	876,322	19,831
*	Black Knight Inc.	202,568	16,548
*	Fair Isaac Corp.	36,140	16,267
*	Proofpoint Inc.	124,990	16,134
*	Autodesk Inc.	56,103	15,565
*	Crowdstrike Holdings Inc. Class A	71,960	15,529
*	Workday Inc. Class A	67,108	15,269
	Jack Henry & Associates Inc.	103,330	14,961
	Booz Allen Hamilton Holding Corp. Class A	172,620	14,702
*	Guidewire Software Inc.	124,543	14,290
*	Medallia Inc.	306,215	12,708
*	Atlassian Corp. plc Class A	51,822	11,978
	Teradyne Inc.	94,987	10,779
	Genpact Ltd.	248,653	9,518
*	Tyler Technologies Inc.	22,178	9,377
*	Avalara Inc.	53,235	7,985
*	Lattice Semiconductor Corp.	158,070	6,340
	SS&C Technologies Holdings Inc.	86,038	5,410
			1,674,347
Materials (2.4%)
	Ball Corp.	405,310	35,675
	Scotts Miracle-Gro Co.	108,920	24,116
	FMC Corp.	218,698	23,683
	Sherwin-Williams Co.	26,461	18,306
	Vulcan Materials Co.	118,765	17,713
			119,493
Total Common Stocks (Cost $3,259,481)			4,783,674
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[1]	Vanguard Market Liquidity Fund, 0.107%	1,280,150	128,015
		Face Amount ($000)
U.S. Government and Agency Obligations (0.0%)
[2]	U.S. Treasury Bill, 0.116%, 2/16/21	612	612
Total Temporary Cash Investments (Cost $128,602)			128,627
Total Investments (98.7%) (Cost $3,388,083)			4,912,301
Other Assets and Liabilities—Net (1.3%)			65,242
Net Assets (100%)			4,977,543
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Securities with a value of $612,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2021	703	130,238	(505)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,783,674	—	—	4,783,674
Temporary Cash Investments	128,015	612	—	128,627
Total	4,911,689	612	—	4,912,301
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	2,469	—	—	2,469
1	Represents variation margin on the last day of the reporting period.